Finance Lease Receivables - Schedule of Future Minimum Lease Payments to be Received (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Leases [Abstract]
Finance lease receivables, Less than 1 year	¥ 550,315,459	$ 80,040,064	¥ 9,112,991
Finance lease receivables, 1 - 2 years	496,391,986	72,197,220	9,112,991
Finance lease receivables, 2 - 3 years	284,434,371	41,369,264	8,835,630
Finance lease receivables, 3 - 4 years	50,109,114	7,288,068	5,957,222
Finance lease receivables, Total	¥ 1,381,250,930	$ 200,894,616	¥ 33,018,834